Label	Element	Value
Lord Abbett Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 242 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in equity securities of companies that the portfolio management team believes demonstrate above-average, long-term growth potential in all market capitalization ranges. Under normal conditions, the Fund invests at least 50% of its net assets in companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. The Fund considers emerging market countries to include countries that are not currently classified as a Developed Market by MSCI.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund utilizes a focused investment strategy and is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a greater portion of its assets in the securities of a single issuer or in the securities of fewer issuers than a diversified mutual fund.

The investment team may also consider the risks and return potential presented by environmental, social, and governance (ESG) factors in investment decisions. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

● Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

● Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

● New Fund Risk: The Fund is recently organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

● Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

● Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

● Focused Investing Risk: To the extent that the Fund invests its assets in the securities of a small number of issuers, the Fund will be subject to greater volatility with respect to its investments than a fund that invests in the securities of a larger number of issuers.

● Growth Investing Risk: Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

● Large Company Risk: Larger, more established companies may be less able to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies, especially during market cycles corresponding to periods of economic expansion.

● Mid-Sized and Small Company Risk: Investments in mid-sized and small companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized and small companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized and small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

● Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

● Non-Diversification Risk: The Fund is a non-diversified mutual fund under the 1940 Act. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer or guarantor than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

● Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

● High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income when distributed to shareholders.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the ‘‘More Information About the Funds – Principal Risks’’ section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified mutual fund under the 1940 Act. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer or guarantor than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares for its first calendar year. This chart does not reflect the sales charge applicable to Class A

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares for its first calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q 2020 +41.99%	Worst Quarter 1st Q 2020 -7.20%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.20%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2020)
Lord Abbett Focused Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.49%
Life of Class	rr_AverageAnnualReturnSinceInception	33.26%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,129
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,923
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,129
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,607
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,923
Annual Return 2020	rr_AnnualReturn2020	86.10%
1 Year	rr_AverageAnnualReturnYear01	75.38%
Life of Class	rr_AverageAnnualReturnSinceInception	44.66%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	71.04%
Life of Class	rr_AverageAnnualReturnSinceInception	42.78%
Lord Abbett Focused Growth Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	44.56%
Life of Class	rr_AverageAnnualReturnSinceInception	34.37%
Lord Abbett Focused Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[4]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,056
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	815
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,472
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,056
1 Year	rr_AverageAnnualReturnYear01	83.73%
Life of Class	rr_AverageAnnualReturnSinceInception	48.16%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[3],[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	532
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,009
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,328
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	532
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,009
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,328
1 Year	rr_AverageAnnualReturnYear01	86.65%
Life of Class	rr_AverageAnnualReturnSinceInception	49.64%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class F3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	946
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,188
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	946
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,188
1 Year	rr_AverageAnnualReturnYear01	86.67%
Life of Class	rr_AverageAnnualReturnSinceInception	49.74%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	967
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,231
1 Year	rr_AverageAnnualReturnYear01	86.54%
Life of Class	rr_AverageAnnualReturnSinceInception	49.64%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,845
Lord Abbett Focused Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,745
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,745
1 Year	rr_AverageAnnualReturnYear01	85.72%
Life of Class	rr_AverageAnnualReturnSinceInception	48.89%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,095
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,491
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,491
1 Year	rr_AverageAnnualReturnYear01	86.05%
Life of Class	rr_AverageAnnualReturnSinceInception	49.26%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	967
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,231
1 Year	rr_AverageAnnualReturnYear01	86.65%
Life of Class	rr_AverageAnnualReturnSinceInception	49.64%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019
Lord Abbett Focused Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	946
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,188
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	946
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,188
1 Year	rr_AverageAnnualReturnYear01	86.73%
Life of Class	rr_AverageAnnualReturnSinceInception	49.76%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2019

[1]	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	For the period from March 1, 2021 through February 28, 2022, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.76% for each of Class F3 and R6 shares and to an annual rate of 0.80% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[6]	For the period from March 1, 2021 through February 28, 2022, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund's 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund's Board of Trustees.